Income Taxes - Effective Income Tax Expense (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	35.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at the federal statutory rate (21%, 21%, 35%)	$ (134)	$ 45	$ (175)
State income taxes (net of federal income tax benefit)	(21)	27	5
Partial release of valuation allowance due to the WildHorse Merger	(314)	0	0
Remeasurement of deferred tax assets and liabilities	0	0	931
Change in valuation allowance excluding impact of WildHorse Merger	114	(97)	(771)
Other	24	15	12
Total Income Tax Expense (Benefit)	$ (331)	$ (10)	$ 2